Pensions and Post-Employment Benefits - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)	Nov. 30, 2012 USD ($)
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans		$ 922	$ 865		$ 706
Projected benefits obligation		56,346	52,219		43,840
increase in the net projected liability		199	184		137
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 1,080	837
London Interbank Offered Rate (LIBOR) [Member]
Disclosure of defined benefit plans [line items]
Significant assumptions		0.50%
Trinidad Cement Limited [member]
Disclosure of defined benefit plans [line items]
increase in the net projected liability	$ 14	$ 271
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 3,213	$ 3,247
Medical inflation rates used to determine the projected benefits obligation		7.00%	7.00%
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		6.90%	4.30%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 35,602	$ 33,925
Medical inflation rates used to determine the projected benefits obligation		6.70%	6.80%
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 6,378	$ 7,110
Medical inflation rates used to determine the projected benefits obligation		5.00%
Income from prior period adjustment of retirement benefit				$ 1	$ 13
Spain [member]
Disclosure of defined benefit plans [line items]
Income from prior period adjustment of retirement benefit	5	$ 99
CEMEX U.K. [member]
Disclosure of defined benefit plans [line items]
Operating assets						$ 553
Annual Rental Payment	$ 20
Percentage Of Annual Rate	5.00%	5.00%
Secured assets Producing Annual Return period	25 years	25 years